PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Narrative (Details) $ in Thousands		12 Months Ended
	Sep. 12, 2018 USD ($)	Dec. 31, 2019 USD ($) plan	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of defined benefit plans [line items]
Expense related to the defined contribution plans		$ 7,142	$ 3,471	$ 4,699
Deferred compensation plan liabilities		4,000	2,600
Net tax benefit		$ (16,310)	$ (9,802)	$ (13,049)
Amount of equity and fixed income instruments held in mutual funds or exchange traded funds		100.00%	100.00%
U.S.
Disclosure of defined benefit plans [line items]
Minimum employment days to qualify for savings retirement plan		90 days
Number of defined benefit pension plans | plan		3
Employer contributions	$ 11,300
Weighted average duration of defined benefit obligation		12 years
U.S. | Foreign Tax Authority
Disclosure of defined benefit plans [line items]
Net tax benefit			$ 1,300
Canada
Disclosure of defined benefit plans [line items]
Company percent contribution of each participant's eligible salary		4.00%
Weighted average duration of defined benefit obligation		18 years
Corporate-owned Life Insurance Held in Rabbi Trust
Disclosure of defined benefit plans [line items]
Deferred compensation plan assets		$ 4,000	$ 2,400
SERPs | Top of range
Disclosure of defined benefit plans [line items]
Annual pension benefit		600
SERPs | Bottom of range
Disclosure of defined benefit plans [line items]
Annual pension benefit		200
Pension Plans
Disclosure of defined benefit plans [line items]
Expected employer contributions		1,200
Other plans
Disclosure of defined benefit plans [line items]
Expected employer contributions		$ 200